Additional Information - Condensed Financial Information of the Parent Company - Unaudited condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Selling and marketing expenses	¥ 157,004	$ 22,114	¥ 127,696	¥ 274,670
General and administrative expenses	44,666	6,291	64,708	72,788
Total operating expenses	214,452	30,205	231,946	383,109
Net loss	(82,971)		(166,490)	(101,945)
Foreign currency translation adjustments	125	18	(1,008)	(1,603)
Parent Company [Member]
Operating expenses:
Selling and marketing expenses				(9)
General and administrative expenses	(24,540)	(3,456)	(20,637)	(6,701)
Total operating expenses	(24,540)	(3,456)	(20,637)	(6,710)
Interest income/(expenses), net	146	21	(20)	311
Change in fair value of warrant liability	20,732	2,920	11,219
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(77,289)	(11,242)	(157,586)	(96,058)
Others, net	502	70	534	512
Net loss	(80,449)	(11,687)	(166,490)	(101,945)
Foreign currency translation adjustments	125	18	(1,008)	(1,603)
Total comprehensive loss attributable to TuanChe Limited's ordinary shareholders	¥ (80,324)	$ (11,669)	¥ (167,498)	¥ (103,548)